SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net revenue
Net revenue	¥ 3,434,620	$ 497,973	¥ 4,477,929	¥ 3,961,962
Consumer credit segment
Net revenue
Net revenue	1,959,732		3,184,302	2,529,598
Holistic wealth segment
Net revenue
Net revenue	1,171,992		1,260,513	1,432,364
Other segment
Net revenue
Net revenue	302,896		33,114
Loan facilitation service | Consumer credit segment
Net revenue
Net revenue	1,362,685		2,105,776	1,329,720
Post origination services | Consumer credit segment
Net revenue
Net revenue	204,336		174,255	670,440
Financial services | Consumer credit segment
Net revenue
Net revenue	278,783		524,840	59,658
Account management service | Holistic wealth segment
Net revenue
Net revenue				921,779
Insurance brokerage services | Holistic wealth segment
Net revenue
Net revenue	731,797		755,691	430,830
Others | Consumer credit segment
Net revenue
Net revenue	113,928		379,431	469,780
Others | Holistic wealth segment
Net revenue
Net revenue	440,195		504,822	¥ 79,755
Electronic commerce services | Other segment
Net revenue
Net revenue	¥ 302,896		¥ 33,114